Provision for contingencies	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Provision for contingencies	Provision for contingencies
PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, for which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such assessment considers the opinion of its external legal advisors.

	December 31,
	2023	2022

Civil	43,716	26,365
Labor	53,503	45,797
	97,219	72,162

Labor Deposits(i)	—	(11,559)

	97,219	60,603
Current	91,490	46,233
Non-Current	5,729	14,370

(i)    On September 2023, occur the redemption of judicial deposit that we lost the discussion about the non-incidence of a tax labor, therefore this was converted into income for the Union and consequently reversed the labor contingency related to this deposit.
Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2023:

On December 31, 2021	41,563
Accrual	37,276
Settlement	(24,234)
Interest	5,998
On December 31, 2022	60,603
Accrual	69,916
Settlement	(39,371)
Interest	6,071
On December 31, 2023	97,219
The PagSeguro Group is party to tax, civil and labor lawsuits involving risks classified as possible losses, for which no provision was recognized as of December 31, 2023, totaling R$760,947 (December 31, 2022 R$635,515). The main tax and labor lawsuit are disclosed below:
On October 15, 2021, Pagseguro Brazil was assessed by the Brazilian Internal Revenue Service (“IRS”) for not collecting tax on financial operation ("IOF") on intercompany loans. IOF is applicable over credit transactions of any nature, including intercompany loans. The amount of this assessment was R$293,264 (R$266,957 in December 2022).
The Company has presented its defense, clarifying that the transactions carried out among PagSeguro Group and its subsidiaries are not credit transactions. The Group has a centralized cash pool and, according to the law, this kind of intercompany transaction is not taxable by IOF.
Additionally, the Company has one contingency related to labor taxes in the amount of R$190,709 (R$133,286 in December 2022).